DISTRIBUTION OF PROFIT	12 Months Ended
Dec. 31, 2013
DISTRIBUTION OF PROFIT
DISTRIBUTION OF PROFIT

12.                               DISTRIBUTION OF PROFIT

Pursuant to laws applicable to entities incorporated in the PRC, the PRC subsidiaries are prohibited from distributing their statutory capital and are required to appropriate from PRC GAAP profit after tax to other non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. The general reserve fund requires annual appropriation at 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the appropriation reaches 50% of statutory capital; the appropriation to the other funds are at the discretion of the subsidiaries. If the subsidiaries have cumulative losses, the general reserve is not required until the PRC subsidiaries have made up the losses. As of December 31, 2012 and 2013, majority of the Company’s PRC subsidiaries have reserve funds less than 50% of their statutory capital as they have incurred cumulative losses from earlier periods.

The general reserve is used to offset future extraordinary losses. A subsidiary may, upon a resolution passed by the shareholders, convert the general reserve into capital. The staff welfare and bonus reserve is used for the collective welfare of the employees of the subsidiary. The enterprise expansion reserve is for the expansion of the subsidiary’s operations and can be converted to capital subject to approval by the relevant authorities. These reserves represent appropriations of the retained earnings determined in accordance with Chinese law, and are not distributable as cash dividends to the Group.

Relevant PRC statutory laws and regulations permit payment of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets either in the form of dividends, loans or advances. The Company’s PRC subsidiaries had total statutory capital of $83,986,443 and $84,113,331 at December 31, 2012 and 2013, respectively. The balance of the general reserve fund at December 31, 2012 and 2013 was $931,739 and $943,499, respectively, and total after-tax profits appropriated for the statutory reserve were nil and $11,760, for the years ended December 31, 2012 and 2013, respectively. The total restricted amount was $84,918,182 and $85,056,830 at December 31, 2012 and 2013, respectively.